Capital management - ING capital position (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Management [Line Items]
Shareholders' equity	€ 55,628	€ 57,004	€ 52,802	€ 52,640
Fully-loaded
Disclosure Of Capital Management [Line Items]
Shareholders' equity	51,240	49,909
- Reserved profit not included in CET1 capital	(2,504)	(1,411)
- Other adjustments	(1,880)	(537)
Regulatory adjustments	(4,384)	(1,948)
Available common equity Tier 1 capital	46,856	47,961
Additional Tier 1 securities CRR/CRD IV-compliant	6,983	6,295
Regulatory adjustments additional Tier 1	59	60
Available Tier 1 capital	53,898	54,316
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	9,115	10,046
Regulatory adjustments Tier 2	40	(32)
Available Total capital	63,052	64,330
Risk weighted assets	€ 319,169	€ 331,520
Common equity Tier 1 ratio	14.68%	14.47%
Tier 1 ratio	16.89%	16.38%
Total capital ratio	19.76%	19.40%